Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Statement Of Cash Flows [Abstract]
Financing leases	$ 22
Operating leases	$ 2